Fair Value Measurements (Details 2) - Stock-based performance units ("PSUs"),	12 Months Ended
Sep. 30, 2015 $ / shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.40%
Derived service period	5 years
Expected volatility	60.00%
Annual dividend yield	0.00%
Fair value of common stock	$ 25.79